Lease and Commitments - Schedule of Future Lease Payments (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Present value of future base rent lease payments	$ 164,350	$ 148,692
Base rent payments included in prepaid expenses
Present value of future base rent lease payments - net	$ 164,350	$ 148,692